Cover	Jan. 09, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2023
Entity File Number	001-36055
Entity Registrant Name	TD Holdings, Inc.
Entity Central Index Key	0001556266
Entity Tax Identification Number	45-4077653
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	25th Floor, Block C, Tairan Building
Entity Address, Address Line Two	No. 31 Tairan 8th Road, Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	0755
Local Phone Number	88898711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	GLG
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Security Exchange Name	NASDAQ